Long-term Debt (Notes)	3 Months Ended
Mar. 31, 2015
Debt Disclosure [Abstract]
Debt Disclosure [Text Block]
Long-term Debt
The Company’s total indebtedness as of March 31, 2015 and December 31, 2014 consisted of the following:

	March 31, 2015	December 31, 2014
	(Dollars in millions)
2013 Term Loan Facility due September 2020	$1,172.6	$1,175.1
7.375% Senior Notes due November 2016	83.1	650.0
6.00% Senior Notes due November 2018	1,518.8	1,518.8
6.50% Senior Notes due September 2020	650.0	650.0
6.25% Senior Notes due November 2021	1,339.6	1,339.6
10.00% Senior Secured Second Lien Notes due March 2022	975.8	—
7.875% Senior Notes due November 2026	247.7	247.6
Convertible Junior Subordinated Debentures due December 2066	383.0	382.3
Capital lease obligations	20.0	22.2
Other	1.0	1.2
Total	$6,391.6	$5,986.8

The carrying amounts of the 2013 Term Loan Facility due September 2020, the 10.00% Senior Secured Second Lien Notes due March 2022 (the Senior Secured Second Lien Notes), the 7.875% Senior Notes due November 2026 and the Convertible Junior Subordinated Debentures due December 2066 have been presented above net of the respective unamortized original issue discounts.
Other than as described in the following section, there were no significant changes to the Company's long-term debt subsequent to December 31, 2014. Information regarding the Company's long-term debt is outlined in Note 12 to the consolidated financial statements in the Company's Annual Report on Form 10-K for the year ended December 31, 2014.
2013 Credit Facility Amendment
On February 5, 2015, the Company entered into the Omnibus Amendment Agreement (the First Amendment) related to its secured credit agreement dated September 24, 2013 (as amended, the 2013 Credit Facility). The 2013 Credit Facility provides for a $1.65 billion revolving credit facility (the 2013 Revolver) and a $1.20 billion term loan facility (the 2013 Term Loan Facility).
The Company's obligations under the 2013 Credit Facility are guaranteed by the Company and substantially all of its domestic subsidiaries and are secured by (1) a pledge of 65% of the stock of Peabody Investments (Gibraltar) Limited, a holding company for the Australian operations of the Company, (2) a pledge of the stock of Peabody IC Funding Corp., whose assets are substantially comprised of intercompany debt owed to it by Peabody IC Holdings LLC, a holding company whose sole asset is intercompany debt owed to it by the top-level Gibraltar subsidiary of the Company’s Australian platform, an entity which previously owed such debt directly to Peabody IC Funding Corp. and (3) after the effectiveness of the First Amendment, substantially all of the Company’s U.S. assets and 65% of the equity interests of its first-tier foreign subsidiaries, subject to certain exceptions. Under the 2013 Credit Facility, the amount of such obligations that are secured by Principal Property and Capital Stock (each as is defined in the indentures for the Company's 6.00%, 6.25%, 6.50%, 7.375% and 7.875% Senior Notes (collectively, the Senior Notes)) is limited in order for the Company to utilize the general liens basket in the Company's Senior Notes indentures.
In addition to the pledge of certain collateral, among other things, the First Amendment:

•
amended the financial maintenance covenants to provide the Company with greater financial flexibility by lowering the minimum interest coverage ratio and increasing the maximum net first lien secured leverage ratio for the term of the 2013 Credit Facility;

•	amended the liens covenant to allow for second lien debt issuances, so long as the Company remains in compliance with the 2013 Credit Facility;

•
amended certain other negative covenants to (1) reduce the annual cash dividend payments basket to a maximum of $27.5 million (with carryforward permitted), (2) reduce the additional general restricted payments basket, which includes dividends, stock repurchases and certain investments, to a maximum of $100.0 million (though the Company may also make restricted payments using another basket whose size is based on, among other things, positive earnings during the term of the agreement) and (3) further limit the Company’s ability to incur liens, incur debt and make investments; and

•	provided for certain additional mandatory prepayments including with the net cash proceeds of certain asset sales, subject to customary reinvestment rights.
The Company paid aggregate modification costs of $11.8 million related to the First Amendment during the three months ended March 31, 2015, which will be amortized over the remaining terms of the 2013 Revolver and the 2013 Term Loan Facility.
Senior Secured Second Lien Notes Offering
On March 16, 2015, the Company completed the offering of $1.0 billion aggregate principal amount of the Senior Secured Second Lien Notes. The notes were offered to qualified institutional buyers under Rule 144A of the Securities Act of 1933, as amended (the Securities Act), and to non-U.S. persons in transactions outside the U.S. under Regulation S of the Securities Act.
The Senior Secured Second Lien Notes are secured by a second-priority lien on all of the assets that secure the Company's obligations under the 2013 Credit Facility on a first-lien basis, subject to permitted liens and other limitations. The Company's Senior Secured Second Lien Notes indenture contains a limit, consistent with the 2013 Credit Facility, on the amount of debt that may be secured by Principal Property and Capital Stock. For purposes of calculating the Principal Property limit, 15% of Specified Consolidated Net Tangible Assets (as that term is used in the related indenture) was approximately $1.7 billion as of March 31, 2015. Additionally, as of March 31, 2015, the book value of Principal Property was approximately $3.0 billion, the book value of property that did not constitute Principal Property was approximately $3.0 billion and the book value of 65% of the capital stock in the Company's first-tier foreign subsidiaries and 65% of the capital stock in Peabody Investments (Gibraltar) Limited was approximately $3.5 billion.
The Company used the net proceeds from the sale of the notes, in part, to fund the tender offer to purchase its 7.375% Senior Notes due November 2016 (the 2016 Senior Notes) and to redeem the aggregate principal amount that was not tendered in the tender offer. Additionally, the Company intends to use the remaining proceeds for general corporate purposes, which may include the payment of federal coal lease expenditures.
The Company must pay interest on the notes semi-annually on March 15 and September 15 of each year until maturity on March 15, 2022. The Company may redeem the Senior Secured Second Lien Notes at any time on or after March 15, 2018 at the redemption prices specified in the related indenture and, prior to that date, at a redemption price equal to 100% of the principal amount of the notes being redeemed plus a make whole premium, in addition to any accrued and unpaid interest. Prior to March 15, 2018, the Company may also redeem up to 35% of the aggregate principal amount of the Senior Secured Second Lien Notes with the net cash proceeds from certain equity offerings.
The notes were issued at an issue price of 97.566% of principal amount, resulting in an original issue discount of $24.3 million that will be amortized ratably through maturity. The Company also incurred aggregate debt issuance costs of approximately $20.0 million related to the offering that will also be amortized over the life of the Senior Secured Second Lien Notes. Of that amount, $16.6 million was paid during the three months ended March 31, 2015, with remainder to be paid in the second quarter of 2015.
2016 Senior Notes Tender Offer and Redemption
Concurrently with the offering of the Senior Secured Second Lien Notes, the Company commenced a tender offer to repurchase the $650.0 million aggregate principal amount then outstanding of the 2016 Senior Notes. Consequently, the Company repurchased $566.9 million aggregate principal amount of the notes that were validly tendered and not validly withdrawn during the three months ended March 31, 2015. In connection with those repurchases, the Company recognized an aggregate loss on early debt extinguishment of $59.5 million in the unaudited condensed consolidated statement of operations for the three months ended March 31, 2015. That charge was comprised of tender offer premiums paid of $58.2 million and the write-off of associated unamortized debt issuance costs of $1.3 million.
On March 16, 2015, the Company issued a notice of redemption with respect to any notes not tendered in the tender offer and subsequently redeemed the $83.1 million aggregate principal amount of the 2016 Senior Notes that remained outstanding as of March 31, 2015 on the redemption date of April 15, 2016. Because the notice of redemption was deemed irrevocable once mailed, the Company classified that amount in "Current portion of long-term debt" in the unaudited condensed consolidated balance sheet as of March 31, 2015. The Company recognized a loss on debt extinguishment of $8.4 million in April 2015 related to the redemption, comprised of aggregate make-whole premiums paid of $8.2 million and the write-off of associated unamortized debt issuance costs of $0.2 million.